WESMARK FUNDS

March 1, 2013

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

WesMark Funds
Registration Statement on Form N-1A
1933 Act File No. 333-16157
1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, both effective February 28, 2013, do not differ from those filed in the Post-Effective Amendment No. 30 which was filed electronically on February 28, 2013.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg Assistant Secretary